General	12 Months Ended
Dec. 31, 2013
General
1.	General

Basis of presentation

The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the “Company”), a wholly owned subsidiary of Allstate Life Insurance Company (“ALIC”), which is wholly owned by Allstate Insurance Company (“AIC”). All of the outstanding stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

To conform to the current year presentation, certain amounts in the prior year notes to financial statements have been reclassified.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

The Company sells interest-sensitive, traditional and variable life insurance and voluntary accident and health insurance products to customers in the State of New York. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities. The following table summarizes premiums and contract charges by product.

($ in thousands)	2013	2012	2011
Premiums
Traditional life insurance	$38,618	$19,828	$20,728
Immediate annuities with life contingencies	4,349	6,653	12,434
Accident and health insurance	12,822	11,556	10,644

Total premiums	55,789	38,037	43,806

Contract charges
Interest-sensitive life insurance	72,740	54,357	52,228
Fixed annuities	398	1,331	2,617

Total contract charges	73,138	55,688	54,845

Total premiums and contract charges	$128,927	$93,725	$98,651

The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents.

The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company’s primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company’s primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company’s primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company’s products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company’s financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.